Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Prepaid Expenses
4.	Prepaid Expenses:

At December 31, 2017, prepaid expenses of $61,655 consisted primarily of approximately $42,000 of directors and officers insurance and clinical trial insurance and $20,000 in market exchange fees. At December 31, 2016, prepaid expenses of $61,097 consisted primarily of approximately $41,000 in prepaid directors and officers insurance and clinical trial insurance and $20,000 in market exchange fees.